UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/14

Item 1. Schedule of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin All Cap Value Fund	Shares	Value
Common Stocks 96.7%
Aerospace & Defense 1.7%
AAR Corp.	30,200	$812,381
United Technologies Corp.	1,500	157,725
		970,106
Automobiles & Components 2.2%
Gentex Corp.	12,000	346,800
Johnson Controls Inc.	19,500	921,180
Spartan Motors Inc.	6,000	25,800
		1,293,780
Banks 3.9%
KeyCorp	80,500	1,089,970
U.S. Bancorp	28,200	1,185,246
		2,275,216
Building Products 7.8%
[a]Gibraltar Industries Inc.	82,900	1,217,801
Griffon Corp.	69,000	743,130
Insteel Industries Inc.	63,500	1,165,225
Owens Corning Inc.	19,700	670,785
Universal Forest Products Inc.	16,300	713,614
		4,510,555
Commercial & Professional Services 0.5%
McGrath RentCorp	8,700	300,585

Construction & Engineering 1.0%
[a]Sterling Construction Co.	63,000	558,810

Consumer Durables & Apparel 1.4%
La-Z-Boy Inc.	39,500	831,080

Consumer Services 2.6%
Royal Caribbean Cruises Ltd.	25,500	1,521,075

Electrical Equipment 4.3%
Eaton Corp. PLC	11,200	760,704
Encore Wire Corp.	13,300	557,802
Regal-Beloit Corp.	17,000	1,194,930
		2,513,436
Energy 15.6%
Apache Corp.	11,650	1,195,989
Baker Hughes Inc.	16,000	1,100,320
Bristow Group Inc.	14,000	999,180
Denbury Resources Inc.	70,000	1,186,500
Ensco PLC, A	13,000	658,450
[a]Natural Gas Services Group Inc.	8,000	249,600
Occidental Petroleum Corp.	8,500	830,535
[a]PHI Inc.	30,700	1,134,979
[a]PHI Inc., non-voting	9,000	355,050
Tidewater Inc.	5,000	236,350
[a]Unit Corp.	16,500	1,045,275
		8,992,228
Food & Staples Retailing 1.3%
Wal-Mart Stores Inc.	10,000	735,800

Food, Beverage & Tobacco 13.0%
Archer-Daniels-Midland Co.	22,700	1,053,280
Bunge Ltd.	9,000	709,560
GrainCorp Ltd. (Australia)	55,000	445,229
Kraft Foods Group Inc.	7,233	387,580

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Maple Leaf Foods Inc. (Canada)	52,900	954,495
Mondelez International Inc., A	16,700	601,200
[a]Omega Protein Corp.	93,500	1,310,870
PepsiCo Inc.	11,600	1,021,960
[a]Seneca Foods Corp., A	36,669	1,049,467
		7,533,641
Health Care Equipment & Services 2.8%
Becton, Dickinson and Co.	6,600	767,184
STERIS Corp.	16,200	824,256
		1,591,440
Household & Personal Products 1.0%
The Procter & Gamble Co.	7,300	564,436

Insurance 2.1%
The Allstate Corp.	20,300	1,186,535

Machinery 9.4%
Briggs & Stratton Corp.	3,000	54,990
John Bean Technologies Corp.	18,000	468,900
L.B. Foster Co., A	28,000	1,306,200
Miller Industries Inc.	67,500	1,295,325
Pentair PLC (United Kingdom)	7,400	474,118
[a]Wabash National Corp.	74,500	1,013,945
Xylem Inc.	23,000	811,670
		5,425,148
Materials 15.9%
Alcoa Inc.	100,000	1,639,000
Allegheny Technologies Inc.	29,000	1,091,850
Axiall Corp.	13,400	573,922
Carpenter Technology Corp.	13,100	709,234
H.B. Fuller Co.	27,000	1,205,550
Kaiser Aluminum Corp.	8,400	648,648
Minerals Technologies Inc.	7,500	435,525
Nucor Corp.	10,000	502,200
Sensient Technologies Corp.	26,700	1,401,750
Stepan Co.	4,500	216,540
[a]Universal Stainless & Alloy Products Inc.	26,936	776,565
		9,200,784
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Johnson & Johnson	11,000	1,100,990

Retailing 3.0%
The Home Depot Inc.	4,000	323,400
[a]The Pep Boys - Manny, Moe & Jack	30,300	320,574
Target Corp.	18,000	1,072,620
		1,716,594
Semiconductors & Semiconductor Equipment 1.4%
Microchip Technology Inc.	18,000	810,360

Technology Hardware & Equipment 3.9%
Corning Inc.	55,000	1,080,750
QUALCOMM Inc.	15,800	1,164,460
		2,245,210
Total Common Stocks (Cost $45,541,038)		55,877,809
Short Term Investments (Cost $2,030,655) 3.5%
Money Market Funds 3.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,030,655	2,030,655

Franklin Value Investors Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments (Cost $47,571,693) 100.2%	57,908,464
Other Assets, less Liabilities (0.2)%	(117,530)
Net Assets 100.0%	$57,790,934

aNon-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin Balance Sheet Investment Fund	Shares	Value
Common Stocks 95.3%
Banks 7.8%
Citigroup Inc.	769,000	$37,611,790
Comerica Inc.	631,000	31,714,060
Farmers & Merchants Bank of Long Beach	1,475	8,695,125
KeyCorp	2,700,000	36,558,000
		114,578,975
Capital Goods 3.0%
Encore Wire Corp.	535,000	22,437,900
Mueller Industries Inc.	396,000	11,020,680
Trinity Industries Inc.	256,000	11,171,840
		44,630,420
Commercial & Professional Services 1.2%
Kelly Services Inc., A	1,145,000	18,251,300

Consumer Durables & Apparel 1.2%
[a]LeapFrog Enterprises Inc.	1,735,000	12,526,700
Lennar Corp., B	179,600	5,495,760
		18,022,460
Consumer Services 3.4%
Royal Caribbean Cruises Ltd.	572,000	34,119,800
Vail Resorts Inc.	212,500	16,043,750
		50,163,550
Energy 15.3%
Apache Corp.	233,000	23,919,780
Bristow Group Inc.	53,500	3,818,295
[a]Cloud Peak Energy Inc.	240,000	3,715,200
Denbury Resources Inc.	1,095,000	18,560,250
Devon Energy Corp.	564,600	42,627,300
Ensco PLC, A	767,000	38,848,550
[a,b]McDermott International Inc.	2,124,000	15,505,200
[a]PHI Inc.	77,500	2,865,175
[a]PHI Inc., non-voting	390,000	15,385,500
Rowan Cos. PLC	989,000	30,184,280
Tidewater Inc.	660,000	31,198,200
		226,627,730
Food, Beverage & Tobacco 8.3%
Archer-Daniels-Midland Co.	955,000	44,312,000
Bunge Ltd.	560,000	44,150,400
Fresh Del Monte Produce Inc.	541,000	16,197,540
GrainCorp Ltd. (Australia)	2,219,000	17,962,969
		122,622,909
Life & Health Insurance 13.6%
E-L Financial Corp. Ltd. (Canada)	63,000	40,569,307
Manulife Financial Corp. (Canada)	590,000	12,041,900
MetLife Inc.	565,000	29,719,000
National Western Life Insurance Co., A	138,500	33,378,500
Prudential Financial Inc.	505,000	43,919,850
StanCorp Financial Group Inc.	710,000	42,841,400
		202,469,957
Materials 16.5%
Alcoa Inc.	3,600,000	59,004,000
Allegheny Technologies Inc.	780,000	29,367,000
Ashland Inc.	167,000	17,476,550
[a]Century Aluminum Co.	2,205,000	41,454,000
Commercial Metals Co.	521,000	8,982,040
[a]Intrepid Potash Inc.	1,255,000	18,586,550
Kaiser Aluminum Corp.	283,100	21,860,982

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Reliance Steel & Aluminum Co.	427,000	29,142,750
[a]RTI International Metals Inc.	741,300	18,428,718
		244,302,590
Multi-Line Insurance 5.3%
American National Insurance Co.	189,000	20,601,000
Assurant Inc.	479,000	30,349,440
HCC Insurance Holdings Inc.	585,000	27,307,800
		78,258,240
Property & Casualty Insurance 8.2%
The Chubb Corp.	326,000	28,267,460
Old Republic International Corp.	2,129,000	30,636,310
Selective Insurance Group Inc.	1,285,000	28,642,650
The Travelers Cos. Inc.	375,000	33,585,000
		121,131,420
Real Estate 0.5%
[a,c]Trinity Place Holdings Inc.	1,200,000	7,020,000
Retailing 0.8%
Haverty Furniture Cos. Inc.	505,000	11,226,150
Semiconductors & Semiconductor Equipment 3.2%
[a]First Solar Inc.	311,000	19,627,210
MKS Instruments Inc.	492,000	15,635,760
[a]Photronics Inc.	1,515,000	12,074,550
		47,337,520
Technology Hardware & Equipment 3.5%
Corning Inc.	2,658,000	52,229,700
Telecommunication Services 1.1%
[a]Iridium Communications Inc.	1,975,883	16,162,723
Utilities 2.4%
Great Plains Energy Inc.	297,000	7,362,630
IDACORP Inc.	134,000	7,175,700
[a,c,d]KGen Power Corp., 144A	2,800,000	616,000
Northeast Utilities	165,000	7,243,500
PNM Resources Inc.	297,000	7,618,050
Westar Energy Inc.	130,000	4,685,200
		34,701,080
Total Common Stocks (Cost $870,210,063)		1,409,736,724
Convertible Preferred Stocks (Cost $5,000,000) 0.4%
Telecommunication Services 0.4%
[a]Iridium Communications Inc., 6.75%, Series B, cvt., pfd.	20,000	6,457,800

Total Investments before Short Term Investments (Cost $875,210,063)		1,416,194,524

Short Term Investments 5.6%
Money Market Funds (Cost $70,356,482) 4.8%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	70,356,482	70,356,482
	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.8%
[f]Repurchase Agreements 0.8%
Barclays Capital Inc., 0.06%, 8/01/14 (Maturity Value $2,745,612)
Collateralized by U.S. Treasury Notes, 0.50% - 2.00%, 7/31/16 - 5/31/21; U.S.
Treasury Notes, Index Linked, 0.125%, 4/15/16; and U.S. Treasury Strips, 8/15/14
- 5/15/44 (valued at $2,800,519)	$2,745,607	2,745,607
BNP Paribas Securities Corp., 0.08%, 8/01/14 (Maturity Value $2,745,613)
Collateralized by U.S. Government Agency Securities, zero cpn. - 7.25%, 8/01/14 -
7/15/37; [g]U.S. Government Agency Discount Notes, 8/25/14 - 2/23/15; and U.S.
Government Agency Strips, 5/15/22 - 3/23/28 (valued at $2,800,526)	2,745,607	2,745,607

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Deutsche Bank Securities Inc., 0.09%, 8/01/14 (Maturity Value $2,745,614)
Collateralized by [g]U.S. Treasury Bills, 10/30/14; U.S. Treasury Bonds, 3.75%, 8/15/41
- 11/15/43; U.S. Treasury Bonds, Index Linked, 0.375% - 2.00%, 7/15/23 - 1/15/26;
U.S. Treasury Notes, 0.75% - 1.875%, 6/30/15 - 6/30/18 (valued at $2,800,519)	2,745,607	2,745,607
HSBC Securities (USA) Inc., 0.07%, 8/01/14 (Maturity Value $2,745,612)
Collateralized by [g]U.S. Treasury Bills, 8/07/14 - 7/23/15; U.S. Treasury Notes, 0.625%
- 4.125%, 5/15/15 - 2/15/21 (valued at $2,800,527)	2,745,607	2,745,607
J.P. Morgan Securities LLC, 0.06%, 8/01/14 (Maturity Value $578,007)
Collateralized by U.S. Treasury Bonds, Index Linked, 0.625% - 3.875%, 1/15/25 -
2/15/43 (valued at $589,578)	578,006	578,006
Total Repurchase Agreements (Cost $11,560,434)		11,560,434
Total Investments (Cost $957,126,979) 101.3%		1,498,111,440
Other Assets, less Liabilities (1.3)%		(18,510,004)
Net Assets 100.0%		$1,479,601,436

aNon-income producing.
bA portion or all of the security is on loan at July 31, 2014.
cSee Note 5 regarding holdings of 5% voting securities.
dSee Note 4 regarding restricted securities.
eThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
fAt July 31, 2014, all repurchase agreements had been entered into on that date.
gThe security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin Large Cap Value Fund	Shares	Value
Common Stocks 96.0%
Automobiles & Components 3.3%
BorgWarner Inc.	51,000	$3,174,751
Johnson Controls Inc.	83,500	3,944,540
		7,119,291
Banks 7.6%
Bank of America Corp.	136,000	2,074,000
Citigroup Inc.	85,000	4,157,349
Comerica Inc.	70,000	3,518,200
KeyCorp	266,000	3,601,640
U.S. Bancorp	71,000	2,984,130
		16,335,319
Capital Goods 12.7%
3M Co.	26,500	3,733,585
Dover Corp.	34,500	2,958,720
Eaton Corp. PLC	55,000	3,735,600
General Dynamics Corp.	28,000	3,269,560
General Electric Co.	103,500	2,603,025
Illinois Tool Works Inc.	28,000	2,306,360
Parker Hannifin Corp.	27,000	3,103,650
Rockwell Automation Inc.	15,000	1,674,900
Stanley Black & Decker Inc.	12,000	1,049,400
United Technologies Corp.	26,500	2,786,475
		27,221,275
Consumer Durables & Apparel 1.4%
NIKE Inc., B	37,400	2,884,662

Consumer Services 0.6%
McDonald's Corp.	13,000	1,229,280

Diversified Financials 4.0%
[a]Berkshire Hathaway Inc., A	8	1,504,992
Capital One Financial Corp.	17,456	1,388,450
Northern Trust Corp.	27,000	1,806,030
State Street Corp.	55,000	3,874,200
		8,573,672
Energy 15.6%
Apache Corp.	33,400	3,428,844
Baker Hughes Inc.	57,200	3,933,644
Chevron Corp.	20,000	2,584,800
ConocoPhillips	38,500	3,176,250
Denbury Resources Inc.	84,000	1,423,800
Devon Energy Corp.	45,000	3,397,500
Ensco PLC, A	41,000	2,076,650
Exxon Mobil Corp.	29,000	2,869,260
HollyFrontier Corp.	42,000	1,974,420
Occidental Petroleum Corp.	26,500	2,589,315
Phillips 66	19,250	1,561,368
Schlumberger Ltd.	15,000	1,625,850
Valero Energy Corp.	55,000	2,794,000
		33,435,701
Food & Staples Retailing 2.8%
CVS Caremark Corp.	28,000	2,138,080
Wal-Mart Stores Inc.	13,500	993,330
Walgreen Co.	40,000	2,750,800
		5,882,210
Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co.	65,000	3,016,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Bunge Ltd.	45,500	3,587,220
		6,603,220
Health Care Equipment & Services 2.8%
Abbott Laboratories	28,300	1,191,996
Becton, Dickinson and Co.	29,000	3,370,960
Covidien PLC	17,500	1,513,925
		6,076,881
Household & Personal Products 0.8%
The Procter & Gamble Co.	23,000	1,778,360

Insurance 10.9%
Aflac Inc.	57,000	3,405,180
The Allstate Corp.	75,000	4,383,750
The Chubb Corp.	25,000	2,167,750
MetLife Inc.	80,000	4,208,000
The Principal Financial Group Inc.	14,000	695,520
Progressive Corp.	98,000	2,297,120
Prudential Financial Inc.	52,000	4,522,440
The Travelers Cos. Inc.	17,000	1,522,520
		23,202,280
Materials 5.5%
Air Products and Chemicals Inc.	10,400	1,372,280
Alcoa Inc.	305,000	4,998,950
Nucor Corp.	78,000	3,917,160
Praxair Inc.	12,000	1,537,680
		11,826,070
Pharmaceuticals, Biotechnology & Life Sciences 6.6%
[a]Gilead Sciences Inc.	58,500	5,355,675
Merck & Co. Inc.	64,000	3,631,360
Pfizer Inc.	95,000	2,726,500
Teva Pharmaceutical Industries Ltd., ADR (Israel)	46,500	2,487,750
		14,201,285
Retailing 4.1%
The Home Depot Inc.	38,500	3,112,725
Nordstrom Inc.	39,000	2,699,970
Target Corp.	48,000	2,860,320
		8,673,015
Semiconductors & Semiconductor Equipment 2.5%
[a]First Solar Inc.	31,000	1,956,410
Maxim Integrated Products Inc.	48,600	1,424,466
Microchip Technology Inc.	45,000	2,025,900
		5,406,776
Software & Services 5.7%
International Business Machines Corp.	15,000	2,875,050
Microsoft Corp.	69,500	2,999,620
Symantec Corp.	25,000	591,500
[a]Teradata Corp.	40,000	1,686,400
Xerox Corp.	295,000	3,911,700
		12,064,270
Technology Hardware & Equipment 4.6%
Cisco Systems Inc.	110,000	2,775,300
Corning Inc.	205,000	4,028,250
EMC Corp.	27,200	796,960
QUALCOMM Inc.	22,500	1,658,250
TE Connectivity Ltd.	8,600	532,254
		9,791,014
Transportation 1.2%
Norfolk Southern Corp.	25,000	2,541,500

Utilities 0.2%
Exelon Corp.	14,000	435,120

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Common Stocks (Cost $135,447,664)		205,281,201
Short Term Investments (Cost $8,325,593) 3.9%
Money Market Funds 3.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	8,325,593	8,325,593
Total Investments (Cost $143,773,257) 99.9%		213,606,794
Other Assets, less Liabilities 0.1%		154,480
Net Assets 100.0%		$213,761,274

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 76.7%
Automobiles & Components 1.2%
Spartan Motors Inc.	1,410,000	$6,063,000

Banks 7.0%
Bar Harbor Bankshares	235,152	6,422,001
Citizens Community Bancorp Inc.	141,900	1,248,720
First Defiance Financial Corp.	210,000	5,672,100
[a]Investar Holding Corp.	200,000	2,804,000
MidSouth Bancorp Inc.	225,000	4,387,500
Northeast Bancorp	437,000	4,059,730
Old Line Bancshares Inc.	94,145	1,318,971
Peoples Financial Services Corp.	87,543	4,095,262
Southern Missouri Bancorp Inc.	70,000	2,502,500
WSFS Financial Corp.	60,000	4,295,400
		36,806,184
Capital Goods 17.1%
Alamo Group Inc.	175,500	8,341,515
Burnham Holdings Inc., A	219,000	4,142,385
[a]Ducommun Inc.	236,000	6,525,400
Espey Manufacturing & Electronics Corp.	15,361	377,497
[a]Gibraltar Industries Inc.	490,000	7,198,100
Global Power Equipment Group Inc.	111,069	1,829,306
Griffon Corp.	120,000	1,292,400
[b]Hardinge Inc.	934,900	11,153,357
[b]Hurco Cos. Inc.	379,400	12,182,534
Insteel Industries Inc.	119,723	2,196,917
[a]Lydall Inc.	323,000	8,149,290
Miller Industries Inc.	355,000	6,812,450
[a]Northwest Pipe Co.	170,000	6,094,500
[a,c]Smith Investment Co. LLC	44,600	24,084
[a]Sparton Corp.	260,211	7,192,232
[a]Sterling Construction Co.	745,000	6,608,150
		90,120,117
Commercial & Professional Services 3.3%
Ecology and Environment Inc., A	144,000	1,491,840
Healthcare Services Group Inc.	456,000	11,919,840
Kelly Services Inc., A	60,100	957,994
Kimball International Inc., B	134,300	2,117,911
[a]Versar Inc.	300,000	954,000
		17,441,585
Consumer Durables & Apparel 3.8%
Callaway Golf Co.	135,000	1,026,000
[a,b]Cobra Electronics Corp.	455,000	1,879,150
[a,b]Delta Apparel Inc.	743,700	9,578,856
[a]The Dixie Group Inc.	292,350	2,452,817
Flexsteel Industries Inc.	140,000	4,236,400
[a]P & F Industries Inc., A	65,200	524,860
Rocky Brands Inc.	37,000	557,960
		20,256,043
Consumer Services 2.7%
Frisch's Restaurants Inc.	220,000	5,203,000
[a,b]Full House Resorts Inc.	1,589,700	2,241,477
[a]Ruby Tuesday Inc.	1,100,000	6,611,000
		14,055,477
Diversified Financials 1.0%
KCAP Financial Inc.	655,870	5,174,814

Energy 9.6%
[a,b]Cal Dive International Inc.	5,395,000	5,880,550

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a,b]Magellan Petroleum Corp.	2,377,980	4,565,722
[a]Natural Gas Services Group Inc.	246,000	7,675,200
[a]Parker Drilling Co.	765,000	4,727,700
[a]PHI Inc.	17,600	650,672
[a]PHI Inc., non-voting	411,000	16,213,950
Tesco Corp.	555,200	10,837,504
		50,551,298
Food & Staples Retailing 1.0%
Village Super Market Inc., A	227,000	5,339,040

Food, Beverage & Tobacco 8.0%
John B. Sanfilippo & Son Inc.	212,000	5,607,400
[a,b]Omega Protein Corp.	1,247,200	17,485,744
[a]Seneca Foods Corp., A	539,104	15,429,156
[a]Seneca Foods Corp., B	121,500	3,693,600
		42,215,900
Insurance 3.6%
[a,b]ACMAT Corp., A	314,200	6,708,170
Baldwin & Lyons Inc., B	275,001	6,792,525
[a]Global Indemnity PLC, A	108,584	2,706,999
[a]Hallmark Financial Services Inc.	120,000	1,076,400
Safety Insurance Group Inc.	35,000	1,750,350
		19,034,444
Materials 4.6%
[d]Central Steel and Wire Co.	6,905	5,247,800
[a,b]Continental Materials Corp.	129,700	2,178,960
[a]Mercer International Inc.	303,030	3,018,179
The Monarch Cement Co.	140,744	3,712,123
Olympic Steel Inc.	4,000	87,720
[a]RTI International Metals Inc.	173,300	4,308,238
[a]Universal Stainless & Alloy Products Inc.	205,000	5,910,150
		24,463,170
Real Estate 1.6%
[a,c]Allen Organ Co. (LandCo. Holdings)	94,800	415,129
Arbor Realty Trust Inc.	257,700	1,821,939
[a]Bresler & Reiner Inc.	205,000	77,900
Griffin Land & Nurseries Inc.	127,000	3,379,470
[a,b]Origen Financial Inc.	1,900,000	2,850,000
		8,544,438
Retailing 4.1%
[a]ALCO Stores Inc.	103,000	690,100
Brown Shoe Co. Inc.	226,000	6,370,940
Fred's Inc.	360,000	5,698,800
Haverty Furniture Cos. Inc.	215,000	4,779,450
Shoe Carnival Inc.	233,000	4,147,400
		21,686,690
Semiconductors & Semiconductor Equipment 0.2%
[a]Photronics Inc.	135,000	1,075,950

Technology Hardware & Equipment 0.2%
[a]Key Tronic Corp.	97,269	1,031,051

Telecommunication Services 1.3%
Atlantic Tele-Network Inc.	66,000	3,861,660
[a]Hawaiian Telcom Holdco Inc.	50,000	1,410,000
North State Telecommunications Corp., B	21,757	1,435,962
		6,707,622
Transportation 6.4%
International Shipholding Corp.	345,000	7,314,000
[a,b]P.A.M. Transportation Services Inc.	427,000	14,842,520
Providence and Worcester Railroad Co.	190,000	3,323,100

Franklin Value Investors Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]SAIA Inc.	179,000	8,171,350
		33,650,970
Total Common Stocks (Cost $230,964,180)		404,217,793

Short Term Investments (Cost $124,141,653) 23.5%
Money Market Funds 23.5%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	124,141,653	124,141,653
Total Investments (Cost $355,105,833) 100.2%		528,359,446
Other Assets, less Liabilities (0.2)%		(1,303,921)
Net Assets 100.0%		$527,055,525

a Non-income producing.
b See Note 5 regarding holdings of 5% voting securities.
c See Note 4 regarding restricted securities.
d At July 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
e The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin MidCap Value Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 96.5%
Automobiles & Components 3.8%
Autoliv Inc.	14,700	$1,462,797
BorgWarner Inc.	23,200	1,444,200
Gentex Corp.	34,900	1,008,610
Harley-Davidson Inc.	30,900	1,910,238
		5,825,845
Banks 6.1%
Comerica Inc.	57,900	2,910,053
Hudson City Bancorp Inc.	164,000	1,599,000
KeyCorp	201,500	2,728,310
Regions Financial Corp.	198,600	2,013,804
		9,251,167
Capital Goods 13.7%
Babcock & Wilcox Co.	63,400	1,967,936
Carlisle Cos. Inc.	22,400	1,792,448
Dover Corp.	17,400	1,492,224
Exelis Inc.	73,400	1,236,056
Fortune Brands Home & Security Inc.	32,000	1,209,280
Hillenbrand Inc.	57,500	1,727,875
ITT Corp.	29,700	1,365,309
KBR Inc.	15,000	309,900
L-3 Communications Holdings Inc.	10,600	1,112,576
[a]MRC Global Inc.	22,300	598,309
Owens Corning Inc.	56,400	1,920,420
Pentair PLC (United Kingdom)	14,500	929,015
Regal-Beloit Corp.	20,400	1,433,916
Rockwell Automation Inc.	3,600	401,976
Stanley Black & Decker Inc.	4,000	349,800
W.W. Grainger Inc.	2,800	658,420
Xylem Inc.	64,600	2,279,734
		20,785,194
Commercial & Professional Services 1.2%
Robert Half International Inc.	15,300	744,345
Towers Watson & Co.	11,200	1,142,624
		1,886,969
Consumer Durables & Apparel 0.7%
Hasbro Inc.	22,400	1,119,104

Diversified Financials 8.4%
iShares Russell Mid-Cap Value ETF	74,300	5,206,944
KKR & Co., LP (Units)	93,800	2,149,896
Northern Trust Corp.	49,200	3,290,988
Raymond James Financial Inc.	42,400	2,160,280
		12,808,108
Energy 6.8%
Denbury Resources Inc.	109,000	1,847,550
Ensco PLC, A	21,096	1,068,513
HollyFrontier Corp.	32,700	1,537,227
Murphy Oil Corp.	11,900	739,347
Peabody Energy Corp.	43,800	664,446
Rowan Cos. PLC	32,500	991,900
Superior Energy Services Inc.	19,600	658,560
[a]Ultra Petroleum Corp.	56,600	1,297,272
[a]Unit Corp.	22,600	1,431,710
		10,236,525
Food, Beverage & Tobacco 2.2%
Bunge Ltd.	20,994	1,655,167

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Ingredion Inc.	23,600	1,737,668
		3,392,835
Health Care Equipment & Services 6.8%
[a]CareFusion Corp.	39,700	1,738,463
[a]Community Health Systems Inc.	6,800	324,360
Hill-Rom Holdings Inc.	45,100	1,776,940
[a]Laboratory Corp. of America Holdings	14,800	1,534,612
[a]LifePoint Hospitals Inc.	15,400	1,104,488
[a]Mednax Inc.	13,500	798,930
Omnicare Inc.	18,500	1,156,250
Zimmer Holdings Inc.	18,700	1,871,309
		10,305,352
Insurance 9.0%
The Allstate Corp.	26,800	1,566,460
Arthur J. Gallagher & Co.	45,000	2,025,000
[a]Genworth Financial Inc., A	83,300	1,091,230
Marsh & McLennan Cos. Inc.	36,000	1,827,720
Principal Financial Group Inc.	31,100	1,545,048
The Progressive Corp.	113,700	2,665,128
RenaissanceRe Holdings Ltd.	11,100	1,085,691
W. R. Berkley Corp.	39,900	1,779,939
		13,586,216
Materials 7.0%
Albemarle Corp.	23,200	1,423,088
Alcoa Inc.	105,500	1,729,145
Ashland Inc.	10,900	1,140,685
Bemis Co. Inc.	13,200	514,932
Celanese Corp., A	21,400	1,245,694
MeadWestvaco Corp.	30,200	1,262,360
Nucor Corp.	37,600	1,888,272
Sigma-Aldrich Corp.	13,600	1,365,712
		10,569,888
Media 1.6%
John Wiley & Sons Inc., A	39,400	2,367,546

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Agilent Technologies Inc.	38,000	2,131,420

Real Estate 6.9%
American Campus Communities Inc.	81,300	3,164,196
DDR Corp.	90,200	1,582,108
Equity Lifestyle Properties Inc.	26,300	1,164,827
Host Hotels & Resorts Inc.	144,500	3,141,430
Liberty Property Trust	20,600	724,502
[a]Realogy Holdings Corp.	18,000	661,680
		10,438,743
Retailing 3.4%
GameStop Corp., A	51,900	2,178,243
Nordstrom Inc.	27,500	1,903,825
PetSmart Inc.	15,900	1,083,426
		5,165,494
Semiconductors & Semiconductor Equipment 5.0%
[a]First Solar Inc.	5,300	334,483
KLA-Tencor Corp.	32,500	2,323,425
Maxim Integrated Products Inc.	68,900	2,019,459
Microchip Technology Inc.	48,400	2,178,968
Teradyne Inc.	38,300	697,826
		7,554,161
Software & Services 5.6%
[a]Cadence Design Systems Inc.	121,000	2,036,430
Leidos Holdings Inc.	28,125	1,038,937
Science Applications International Corp.	16,071	671,286

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Symantec Corp.	10,000	236,600
[a]Teradata Corp.	28,700	1,209,992
Total System Services Inc.	75,500	2,416,000
Xerox Corp.	61,500	815,490
		8,424,735
Technology Hardware & Equipment 1.5%
Corning Inc.	106,000	2,082,900
[a]Knowles Corp.	8,700	252,996
		2,335,896
Transportation 1.3%
Alaska Air Group Inc.	21,600	949,752
J.B. Hunt Transport Services Inc.	13,300	1,027,558
		1,977,310
Utilities 4.1%
[a]Calpine Corp.	51,900	1,143,876
DTE Energy Co.	20,300	1,498,546
Northeast Utilities	36,000	1,580,400
Sempra Energy	20,000	1,994,200
		6,217,022
Total Common Stocks and Other Equity Interests (Cost $117,398,536)		146,379,530
Short Term Investments (Cost $5,647,087) 3.7%
Money Market Funds 3.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	5,647,087	5,647,087
Total Investments (Cost $123,045,623) 100.2%		152,026,617
Other Assets, less Liabilities (0.2)%		(288,441)
Net Assets 100.0%		$151,738,176

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin Small Cap Value Fund	Shares	Value
Common Stocks 93.8%
Aerospace & Defense 1.6%
AAR Corp.	1,563,100	$42,047,390

Automobiles & Components 4.3%
Drew Industries Inc.	332,700	14,971,500
Gentex Corp.	1,105,000	31,934,500
Thor Industries Inc.	1,079,900	57,202,303
[a]Winnebago Industries Inc.	405,500	9,529,250
		113,637,553
Banks 1.9%
Chemical Financial Corp.	675,055	18,631,518
OFG Bancorp.	755,000	12,049,800
Peoples Bancorp Inc.	220,500	5,144,265
TrustCo Bank Corp. NY	2,188,000	14,418,920
		50,244,503
Building Products 3.9%
Apogee Enterprises Inc.	929,300	30,155,785
[a]Gibraltar Industries Inc.	1,160,400	17,046,276
Simpson Manufacturing Co. Inc.	567,000	17,242,470
Universal Forest Products Inc.	906,800	39,699,704
		104,144,235
Commercial & Professional Services 4.2%
Brady Corp., A	565,175	14,779,326
[a]Civeo Corp.	1,057,700	26,865,580
Insperity Inc.	383,200	12,227,912
McGrath RentCorp	580,600	20,059,730
MSA Safety Inc.	715,700	37,058,946
		110,991,494
Construction & Engineering 3.4%
EMCOR Group Inc.	1,055,500	43,201,615
Granite Construction Inc.	1,471,070	47,883,328
		91,084,943
Consumer Durables & Apparel 3.7%
Brunswick Corp.	635,000	25,609,550
[b]Hooker Furniture Corp.	582,900	8,463,708
La-Z-Boy Inc.	2,144,700	45,124,488
M.D.C. Holdings Inc.	276,300	7,451,811
[a]M/I Homes Inc.	577,900	11,893,182
		98,542,739
Electrical Equipment 3.5%
EnerSys	60,200	3,818,486
Franklin Electric Co. Inc.	531,400	19,475,810
Powell Industries Inc.	310,600	18,142,146
Regal-Beloit Corp.	734,800	51,649,092
		93,085,534
Energy 10.8%
[a]Atwood Oceanics Inc.	839,600	40,426,740
Bristow Group Inc.	749,100	53,463,267
Energen Corp.	314,000	25,631,820
[a]Helix Energy Solutions Group Inc.	1,407,000	35,780,010
[a]Oil States International Inc.	453,400	27,788,886
Rowan Cos. PLC	827,000	25,240,040
Tidewater Inc.	600,000	28,362,000
[a]Unit Corp.	816,600	51,731,610
		288,424,373
Food, Beverage & Tobacco 2.4%
GrainCorp Ltd. (Australia)	2,675,000	21,654,323

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Maple Leaf Foods Inc. (Canada)	2,301,000	41,517,837
		63,172,160
Health Care Equipment & Services 3.9%
Hill-Rom Holdings Inc.	574,200	22,623,480
STERIS Corp.	956,900	48,687,072
Teleflex Inc.	297,000	31,998,780
		103,309,332
Industrial Conglomerates 1.4%
Carlisle Cos. Inc.	458,000	36,649,160

Insurance 7.7%
Arthur J. Gallagher & Co.	304,400	13,698,000
Aspen Insurance Holdings Ltd.	590,000	23,605,900
Assurant Inc.	68,700	4,352,832
The Hanover Insurance Group Inc.	492,300	28,459,863
HCC Insurance Holdings Inc.	235,300	10,983,804
Montpelier Re Holdings Ltd.	810,000	23,919,300
Old Republic International Corp.	1,820,000	26,189,800
Protective Life Corp.	84,176	5,840,131
StanCorp Financial Group Inc.	782,100	47,191,914
Validus Holdings Ltd.	585,411	21,385,064
		205,626,608
Machinery 12.2%
Astec Industries Inc.	1,077,400	41,878,538
Briggs & Stratton Corp.	993,800	18,216,354
[a]EnPro Industries Inc.	368,000	25,178,560
Hillenbrand Inc.	1,374,500	41,303,725
Kennametal Inc.	725,794	30,686,570
Lincoln Electric Holdings Inc.	519,900	34,542,156
[c]Lindsay Corp.	326,600	26,438,270
Mueller Industries Inc.	1,095,300	30,482,199
Trinity Industries Inc.	772,600	33,716,264
[a]Wabash National Corp.	2,832,300	38,547,603
Watts Water Technologies Inc., A	80,000	4,676,800
		325,667,039
Materials 15.9%
A. Schulman Inc.	830,600	33,008,044
AptarGroup Inc.	84,600	5,169,060
Axiall Corp.	694,900	29,762,567
Cabot Corp.	822,000	43,064,580
Carpenter Technology Corp.	780,100	42,234,614
H.B. Fuller Co.	1,218,400	54,401,560
Minerals Technologies Inc.	337,600	19,604,432
Reliance Steel & Aluminum Co.	566,500	38,663,625
RPM International Inc.	973,400	43,004,812
Sensient Technologies Corp.	1,119,600	58,779,000
Steel Dynamics Inc.	1,565,000	33,193,650
Stepan Co.	475,400	22,876,248
		423,762,192
Retailing 8.5%
Brown Shoe Co. Inc.	1,350,100	38,059,319
The Cato Corp., A	600,700	18,537,602
GameStop Corp., A	122,200	5,128,734
[a]Genesco Inc.	553,300	42,200,191
Group 1 Automotive Inc.	784,000	57,953,280
The Men's Wearhouse Inc.	674,600	33,945,872
[a]The Pep Boys - Manny, Moe & Jack	2,143,900	22,682,462
[a]West Marine Inc.	815,200	6,994,416
		225,501,876
Semiconductors & Semiconductor Equipment 0.4%
Cohu Inc.	1,000,000	11,150,000

Franklin Value Investors Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Technology Hardware & Equipment 1.6%
[a]Ingram Micro Inc., A	700,000	20,090,000
[a]Multi-Fineline Electronix Inc.	230,800	2,252,608
[a]Rofin-Sinar Technologies Inc.	910,000	19,865,300
		42,207,908
Trading Companies & Distributors 0.8%
Applied Industrial Technologies Inc.	421,700	20,435,582

Transportation 1.7%
[a]Genesee & Wyoming Inc.	295,800	29,500,134
SkyWest Inc.	1,364,400	14,585,436
		44,085,570
Total Common Stocks (Cost $1,796,866,880)		2,493,770,191

Short Term Investments 7.2%
Money Market Funds (Cost $167,165,827) 6.3%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	167,165,827	167,165,827

	Principal Amount
Investments from Cash Collateral Received for Loaned Securities 0.9%
[e]Repurchase Agreements 0.9%
Barclays Capital Inc., 0.06%, 8/01/14 (Maturity Value $5,754,651)
Collateralized by U.S. Treasury Notes, 0.50% - 2.00%, 7/31/16 - 5/31/21; U.S.
Treasury Notes, Index Linked, 0.125%, 4/15/16; and U.S. Treasury Strips, 8/15/14 –
5/15/44 (valued at $ 5,869,734)	$5,754,641	5,754,641
BNP Paribas Securities Corp., 0.08%, 8/01/14 (Maturity Value $ 5,754,654)
Collateralized by U.S. Government and Agency Securities, zero cpn. - 7.25%, 8/01/14
- 7/15/37; [f]U.S. Government Agency Discount Notes, 8/25/14 - 2/23/15; and U.S.
Government Agency Strips, 5/15/22 - 3/23/28 (valued at $ 5,869,748)	5,754,641	5,754,641
Deutsche Bank Securities Inc., 0.09%, 8/01/14 (Maturity Value $5,754,655)
Collateralized by [f]U.S. Treasury Bills, 10/30/14; U.S. Treasury Bonds, 3.75%, 8/15/41
- 11/15/43; U.S. Treasury Bonds, Index Linked, 2.00%, 1/15/26; U.S. Treasury
Notes, 0.75% - 1.875%, 6/30/15 - 6/30/18; and U.S. Treasury Notes, Index
Linked, 0.375%, 7/15/23 (valued at $ 5,869,751)	5,754,641	5,754,641
HSBC Securities (USA) Inc., 0.07%, 8/01/14 (Maturity Value $5,754,652)
Collateralized by [f]U.S. Treasury Bills, 8/07/14 - 2/15/21; and U.S. Treasury Notes,
0.625% - 4.125%, 5/15/15 - 2/15/21 (valued at $ 5,869,734)	5,754,641	5,754,641
J.P. Morgan Securities LLC, 0.06%, 8/01/14 (Maturity Value $1,211,468)
Collateralized by U.S. Treasury Bonds, Index Linked, 0.625% - 3.875%, 1/15/25 –
2/15/43 (valued at $1,235,721)	1,211,466	1,211,466
Total Repurchase Agreements (Cost $24,230,030)		24,230,030
Total Investments (Cost $1,988,262,737) 101.0%		2,685,166,048

Other Assets, less Liabilities (1.0)%		(26,100,719)
Net Assets 100.0%		$2,659,065,329

aNon-income producing.
bSee Note 5 regarding holdings of 5% voting securities.
cA portion or all of the security is on loan at July 31, 2014.
dThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
eAt July 31, 2014, all repurchase agreements had been entered into on that date.
fThe security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin All	Franklin Balance
	Cap Value	Sheet Investment	Franklin Large
	Fund	Fund	Cap Value Fund

Cost of investments	$47,573,780	$957,749,123	$143,773,257

Unrealized appreciation	$10,714,909	$558,048,133	$73,953,911
Unrealized depreciation	(380,225)	(17,685,816)	(4,120,374)
Net unrealized appreciation (depreciation)	$10,334,684	$540,362,317	$69,833,537

Franklin
	MicroCap	Franklin MidCap	Franklin Small
	Value Fund	Value Fund	Cap Value Fund

Cost of investments	$355,189,537	$123,206,503	$1,990,141,072

Unrealized appreciation	$190,073,298	$31,207,715	$765,594,476
Unrealized depreciation	(16,903,389)	(2,387,601)	(70,569,500)
Net unrealized appreciation (depreciation)	$173,169,909	$28,820,114	$695,024,976

4. RESTRICTED SECURITIES

At July 31, 2014, the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Balance Sheet Investment Fund
2,800,000	KGen Pow er Corp., 144A
	(Value is 0.04% of Net Assets)	12/19/06	$-	$616,000

Franklin MicroCap Value Fund
94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$181,146	$415,129
44,600	Smith Investment Co. LLC	1/20/09	-	24,084
	Total Restricted Securities (Value is 0.08% of Net Assets)		$181,146	$439,213

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the nine months ended July 31, 2014, were as shown below.

	Number of			Number of
	Shares			Shares	Value at
Held at Beginning		Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions Reductions of Period			Period	Income	Gain (Loss)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
KGen Pow er Corp., 144A	2,800,000	-	-	2,800,000	$616,000	$-	$1,064,000	[a]
Trinity Place Holdings Inc.	1,200,000	-	-	1,200,000	7,020,000	-	-
Total Affiliated Securities (Value is 0.52% of Net Assets)					$7,636,000	$-	$1,064,000

Franklin MicroCap Value Fund
Non-Controlled Affiliates
ACMAT Corp., A	314,200	-	-	314,200	$6,708,170	$-	$-
Cal Dive International Inc.	3,550,000	1,845,000	-	5,395,000	5,880,550	-	-
Cobra Electronics Corp.	455,000	-	-	455,000	1,879,150	-	-
Continental Materials Corp.	129,700	-	-	129,700	2,178,960	-	-
Delta Apparel Inc.	743,700	-	-	743,700	9,578,856	-	-
Full House Resorts Inc.	1,400,000	189,700	-	1,589,700	2,241,477	-	-
Hardinge Inc.	934,900	-	-	934,900	11,153,357	56,094	-
Hurco Cos. Inc.	379,000	400	-	379,400	12,182,534	72,066	-
Magellan Petroleum Corp.	2,377,980	-	-	2,377,980	4,565,722	-	-
Omega Protein Corp.	1,321,000	-	(73,800)	1,247,200	17,485,744	-	374,500
Origen Financial Inc.	1,900,000	-	-	1,900,000	2,850,000	-	-
P.A.M. Transportation Services Inc.	568,000	-	(141,000)	427,000	14,842,520	-	846,715
USA Trucks Inc.	526,960	-	(526,960)	-	-	-	2,514,464
Total Affiliated Securities (Value is 17.37% of Net Assets)					$91,547,040	$128,160	$3,735,679

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Hooker Furniture Corp
Total Affiliated Securities (Value is 0.32% of Net Assets)	582,900	-	-	582,900	$8,463,708	$174,870	$-

[a]Realized capital gain w as recorded in connection w ith a corporate action.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin All Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$55,877,809	$-	$-	$55,877,809
Short Term Investments	2,030,655	-	-	2,030,655
Total Investments in Securities	$57,908,464	$-	$-	$57,908,464

Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments:
Telecommunication Services	$16,162,723	$6,457,800	$-	$22,620,523
Utilities	34,085,080	-	616,000	34,701,080
All Other Equity Investments[a]	1,358,872,921	-	-	1,358,872,921
Short Term Investments	70,356,482	11,560,434	-	81,916,916
Total Investments in Securities	$1,479,477,206	$18,018,234	$616,000	$1,498,111,440

Franklin Large Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$205,281,201	$-	$-	$205,281,201
Short Term Investments	8,325,593	-	-	8,325,593
Total Investments in Securities	$213,606,794	$-	$-	$213,606,794

Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Capital Goods	$90,096,033	$-	$24,084	$90,120,117
Insurance	12,326,274	6,708,170	-	19,034,444
Real Estate	8,051,409	77,900	415,129	8,544,438
All Other Equity Investments[a]	286,518,794	-	-	286,518,794
Short Term Investments	124,141,653	-	-	124,141,653
Total Investments in Securities	$521,134,163	$6,786,070	$439,213	$528,359,446

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$146,379,530	$-	$-	$146,379,530
Short Term Investments	5,647,087	-	-	5,647,087
Total Investments in Securities	$152,026,617	$-	$-	$152,026,617

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,493,770,191	$-	$-	$2,493,770,191
Short Term Investments	167,165,827	24,230,030	-	191,395,857
Total Investments in Securities	$2,660,936,018	$24,230,030	$-	$2,685,166,048

[a]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 25, 2014

By /s/ROBERT G.KUBILIS

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date September 25, 2014